Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,625,129	$ 1,410,083
Allowance for credit losses
Accounts receivable, net	$ 1,625,129	$ 1,410,083